U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

                                                                     --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /x/
                                                                    --


              Pre-Effective Amendment No.          1

              Post-Effective Amendment No.

                                     and/or
                                                                   --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/
                                                                  --

               Amendment No.                  1

                        (Check appropriate box or boxes)

                           LAKE SHORE FAMILY OF FUNDS

               (Exact Name of Registrant as Specified in Charter)

                               7824 Laurel Avenue
                             Cincinnati, Ohio 45243
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:   (513) 579-8700


                           Earl V. (Buck) Newsome, Jr.
                           Lake Shore Fund Group, LLC
                               7824 Laurel Avenue
                             Cincinnati, Ohio 45243
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Cassandra M. Wambaugh
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


         The Registrant hereby amends this Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                           LAKE SHORE FAMILY OF FUNDS

                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

PART A
------
Item No.   Registration Statement Caption         Caption in Prospectus
-------    ------------------------------         -----------------------

1.         Cover Page                             Cover Page

2.         Synopsis                               Expense Information

3.         Condensed Financial Information        Performance Information

4.         General Description of Registrant      Investment Objectives,
                                                  Investment Policies and
                                                  Risk Considerations;
                                                  Operation of the Funds

5.         Management of the Fund                 Operation of the Funds

6.         Capital Stock and Other Securities     Cover Page; Operation of
                                                  the Funds; Dividends and
                                                  Distributions; Taxes

7.         Purchase of Securities Being Offered   How to Purchase Shares;
                                                  Shareholder Services;
                                                  Exchange Privilege;
                                                  Distribution Plan;
                                                  Calculation of Share
                                                  Price and Public Offering
                                                  Price; Application

8.         Redemption or Repurchase               How to Redeem Shares;
                                                  Shareholder Services;
                                                  Exchange Privilege

9.         Pending Legal Proceedings              Inapplicable


PART B
------
                                                 Caption in
                                                 Statement
                                                 of Additional
Item No.   Registration Statement Caption        Information
-------    ------------------------------        -----------

10.        Cover Page                            Cover Page

11.        Table of Contents                     Table of Contents



                                (i)

12.        General Information and History       The Trust

13.        Investment Objectives and Policies    Definitions, Policies and
                                                 Risk Considerations;
                                                 Investment Limitations;
                                                 Securities Transactions;
                                                 Portfolio Turnover

14.        Management of the Fund                Trustees and Officers

15.        Control Persons and Principal         Inapplicable
           Holders of Securities

16.        Investment Advisory and Other         The Investment Adviser;
           Services                              Distribution Plan;
                                                 Custodian; Auditors;
                                                 Countrywide Fund
                                                 Services, Inc.

17.        Brokerage Allocation and Other        Securities Transactions
           Practices

18.        Capital Stock and Other Securities    The Trust

19.        Purchase, Redemption and Pricing of   Calculation of Share
           Securities Being Offered              Price and Public Offering
                                                 Price; Other Purchase
                                                 Information; Redemption
                                                 in Kind

20.        Tax Status                            Taxes

21.        Underwriters                          The Underwriter

22.        Calculation of Performance Data       Historical Performance
           Information

23.        Financial Statements                  Statements of Assets and
                                                 Liabilities



PART C
------

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.





                                      (ii)

                                                              PROSPECTUS
                                                              _________, 1998

                           LAKE SHORE FAMILY OF FUNDS
                               7824 LAUREL AVENUE
                             CINCINNATI, OHIO 45243



The Lake Shore Family of Funds currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (individually a "Fund" and collectively the "Funds").

The EQUITY FUND seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

The BALANCED FUND seeks long-term growth of capital and current income by investing in a balanced portfolio of common stocks, U.S. Treasury obligations and money market instruments.

Lake Shore Fund Group, LLC (the "Adviser"), 7824 Laurel Avenue, Cincinnati, Ohio 45202, manages the Funds' investments.



This Prospectus sets forth concisely the information about the Funds that potential investors should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated __________, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
--------------------------------------------------------------------------------
  For  Information  or Assistance  in   Opening  An  Account, Please Call:

  Nationwide (Toll-Free) . . . . . . . . . . . . . . . . . . .800-866-9532
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)                                   5.00%
Maximum Deferred Sales Load                                           None
Sales Load Imposed on Reinvested Dividends                            None
Redemption Fee                                                        None*

* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $9. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)                              1.00%
12b-1 Fees(1)                                                         .25%
Other Expenses                                                        .73%
                                                                     -----
Total Fund Operating Expenses                                        1.98%
                                                                     =====

(1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

                      1  Year                    $ 70
                      3  Years                    112

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing "Other Expenses" are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK CONSIDERATIONS
------------------------------------------------------------------

        The Lake Shore Family of Funds (the "Trust") is comprised of two Funds, each with its own portfolio and investment objective. Neither of the Funds is intended to be a complete investment program and there is no assurance that the investment objective of any Fund can be achieved. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in a Fund's investment objective, shareholders should consider whether such Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Equity Fund
-----------

        The Equity Fund seeks long-term growth of capital by investing primarily
in  common  stocks.   Dividend  and  interest   income  is  only  an  incidental
consideration to the Fund's investment objective.

        Under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks. The Fund will only invest in common stocks which are listed on the Standard & Poor's 500 Stock Index (the "S&P 500") at the time of investment. The S&P 500 is comprised of 500 selected common stocks which tend to be the leading companies in the leading industries within the U.S. economy, most of which are listed on the New York Stock Exchange.

        The equity management strategy employed by the Adviser is based on the belief that quantitative disciplines, which contain both buying and selling parameters, will add value to a portfolio. The use of two independent, contrasting styles, and defensive action when the market is determined to be in a high-risk period, will add consistency to the Fund's performance, in the opinion of the Adviser.

        The two complimentary styles employed by the Adviser are price momentum and value investing. The price momentum style focuses on those stocks which are performing the best relative to the rest of the market. The goal of this style is to be invested in those stocks which are exhibiting rapid increases in price. At the other end of the investment spectrum, the value style focuses on those stocks which appear to be the most attractively priced relative to the rest of the market, and which are expected to appreciate over time as investors recognize their inherent value.

        The Fund will maintain a core portfolio of approximately 30 stocks. Approximately 10 of these stocks will be selected from the S&P 500 on the basis of price momentum, i.e. those stocks exhibiting the most rapid increases in price according to the Adviser's quantitative model. A second group of approximately 10 stocks will be selected also on the basis of price momentum; however, these stocks will be selected from a composite group of 75 stocks judged by the Adviser to be among the least volatile and most risk-adverse stocks in the S&P 500. A final group of approximately 10 stocks will be selected from this same composite group of 75 companies on the basis of value, i.e. those stocks which appear to be the most attractively priced relative to the rest of the market based upon the Adviser's quantitative assessment of such factors as yield, price-to-earnings ratio and dividend coverage.

        Investments in common stocks are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

        When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in money market instruments such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, U.S. Government obligations having a maturity of less than one year, shares of money market investment companies or repurchase agreements collateralized by U.S. Government obligations.

Balanced Fund
-------------

     The Balanced Fund seeks long-term growth of capital and current income by investing in a balanced portfolio consisting of common stocks, U.S. Treasury obligations and money market instruments. Under normal circumstances, the asset mix of the Fund will range between 40-75 percent in common stocks, 25-60 percent in U.S. Treasury obligations and 0-35 percent in money market instruments. Moderate shifts between asset classes are made in an attempt to maximize returns or reduce risk.

     The Fund attempts to achieve growth of capital through its investments in common stocks. The Fund will invest only in the common stocks of issuers listed on the S&P 500. The Fund attempts to earn current income and at the same time achieve moderate growth of capital and/or reduce fluctuation in the net asset value of its shares by investing in U.S. Treasury obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. However, shares of the Fund are not guaranteed or backed by the United States Government. The Fund also attempts to earn current income and reduce fluctuation in the net asset value of its shares by investing in money market instruments such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, U.S. Government obligations having a maturity of less than one year, shares of money market investment companies or repurchase agreements collateralized by U.S. Government obligations.

        The balanced management strategy employed by the Adviser is based on the belief that quantitative disciplines, which contain both buying and selling parameters, will add value to a portfolio. The use of two independent, contrasting styles will add consistency to the Fund's performance, in the opinion of the Adviser. Credit quality and conservatism are stressed with the purchase of only common stocks from the S&P 500, U.S. Treasury obligations and money market instruments.

        The two complimentary styles employed by the Adviser are price momentum and value investing. For common stocks, the price momentum style focuses on those stocks which are performing the best relative to the rest of the market. The goal of this style is to be invested in those stocks which are exhibiting rapid increases in price. At the other end of the investment spectrum, the value style focuses on those stocks which appear to be the most attractively priced relative to the rest of the market, and which will appreciate over time as investors recognize their inherent value.

        For U.S. Treasury obligations, the price momentum style attempts to take advantage of the Adviser's belief that once interest rate trends are in place, they tend to persist for a relatively long period of time. Both short-term and long-term interest rate momentum is taken into account. In regards to value, the Adviser compares the yield between Treasury bills and the 30-year Treasury bond. When the spread is wide, the investor is being compensated for taking risk and longer maturity securities should be owned; when the spread is narrow, there is not adequate compensation and shorter-term securities are preferable. The Fund intends to invest only in U.S. Treasury obligations with remaining maturities of 10 years or less at the time of purchase.

        The asset mix of the Fund will be dictated by the position of quantitative models. When a favorable environment for stocks is indicated, the Fund intends to maintain a portfolio of approximately 30 stocks selected according to the momentum style (10 stocks) and value style (20 stocks). When an unfavorable environment is indicated, the momentum style component of the portfolio, which is generally believed by the Adviser to be the more volatile component, will be liquidated and the proceeds will be invested in U.S. Treasury obligations or money market instruments. The composition of the Fund's holdings in U.S. Treasury obligations will be dependent upon whether the interest rate momentum and value models are positive or negative. The average maturity will be lengthened when both models are positive and shortened when one or both are negative.

        Because the Fund intends to allocate its assets among common stocks, U.S. Treasury obligations and money market instruments, it may not be able to achieve, at times, a total return as high as that of a portfolio with complete freedom to invest its assets entirely in any one type of security. Likewise, the Fund may not achieve the degree of capital appreciation that a portfolio investing solely in common stocks might achieve.

        Investments in common stocks and U.S. Treasury obligations are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. U.S. Treasury obligations are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Securities with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. As a result, the return and net asset value of the Fund will fluctuate.

        Investors should be aware that the investment results of the Fund depend upon the ability of the Adviser to correctly anticipate the relative performance and risk of commons stocks and U.S. Treasury obligations of varying maturities. Historical evidence indicates that correctly timing portfolio allocations among these asset classes has been an extremely difficult investment strategy to implement successfully. There can be no assurance that the Adviser will correctly anticipate relative asset class performance in the future on a consistent basis. Investment results would suffer, for example, if only a small portion of the Fund's assets were invested in common stocks during a significant stock market advance or if a major portion were invested in common stocks during a major decline.

        When the Adviser believes substantial price risks exist for common stocks and/or U.S. Treasury obligations because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes up to 100% of its assets in money market instruments.

Additional Investment Information
---------------------------------

        U.S. GOVERNMENT OBLIGATIONS. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

        BORROWING AND PLEDGING. Each Fund may borrow money from banks, provided that, immediately after any such borrowings, there is asset coverage of 300% for all borrowings of the Fund. A Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Funds' present intention, which may be changed by the Board of Trustees without shareholder approval, to limit each Fund's borrowing to no more than 5% of its net assets, and only for emergency or extraordinary purposes and not for leverage.

        LENDING PORTFOLIO SECURITIES. Each Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although each of the Funds does have the ability to make loans of all of its portfolio securities, it is the present intention of the Trust, which may be changed without shareholder approval, that such loans will not be made with respect to a Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford a Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. A Fund may pay reasonable fees in connection with arranging such loans.

        REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the judgment of the Adviser, most credit worthy primary U.S. Government securities dealers. Each Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

        PORTFOLIO TURNOVER. The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. However, each Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Funds cannot be accurately predicted, it is not expected to exceed 100% with respect to either of the Funds, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the securities of a Fund were replaced once in a one-year period. High turnover involves correspondingly greater commission expenses and transaction costs and may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------

        The initial investment in either Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). The Funds may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Investors may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Underwriter"). Investors may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to either the "Equity Fund" or the "Balanced Fund". Third party checks will not be accepted. An account application is included in this Prospectus. Additional shares may be purchased through the Open Account Program described below.

        Shares of each Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Underwriter by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Underwriter by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

        The public offering price of shares of the Funds is the next determined net asset value per share plus a sales load as shown in the following table.


                                                                   Dealer
                                    Sales Load as % of:          Reallowance
                                    ------------------             as % of
                                  Public              Net          Public
                                 Offering           Amount        Offering
Amount of Investment               Price           Invested         Price
--------------------               -----           --------         -----
Less than $25,000                  5.00%             5.00%          4.50%
$25,000 but less than $250,000     4.00              4.00           3.50
$250,000 or more                   3.00              3.00           2.50

         Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Funds may be deemed to be underwriters under the Securities Act of 1933. The Underwriter retains the entire sales load on all direct initial investments in Funds and on all investments in the Funds and all investments in accounts with no designated dealer of record.

         The Trust mails investors a confirmation of each purchase or redemption of Fund shares. Certificates representing shares are not issued. The Trust and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Funds' account application contains provisions in favor of the Trust, the Underwriter, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

         Should an order to purchase shares be canceled because the check does not clear, the investor will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

          OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or telephone number listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Funds over a period of years and permits the automatic reinvestment of dividends and distributions of the Funds in additional shares. Reinvestment of dividends and distributions in additional shares will be made without a sales load.

         Under the Open Account Program, the investor may purchase and add shares to his or her account at any time either through a securities dealer or by sending a check to the Lake Shore Family of Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the applicable Fund.


         Under the Open Account Program, investors may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-866-9532) for instructions. The bank may impose a charge for sending the wire. There is presently no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.


         Each additional purchase request must contain the name of the account and the account number to permit proper crediting to the account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Funds to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of any Fund in the Lake Shore Family of Funds with the amount of his or her current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the

Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. An investor may purchase shares of either Fund at net asset value when the payment for the investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Underwriter. The investment will qualify for this provision if the purchase price of the shares of the other fund included a front-end sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to purchase of shares of the Funds. To make a purchase at net asset value pursuant to this provision, the investor must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. The payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the applicable Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which the investor may realize a gain or loss. These provisions may be modified or terminated at any time. Shareholders should contact their securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Funds at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Funds may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase shares of the Funds at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Underwriter. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Trustees, directors, officers and employees of the Trust, the Adviser, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase shares of the Funds at net asset value.

         ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his or her spouse and their children under the age of 21, purchasing shares for his, her or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

SHAREHOLDER SERVICES
--------------------

         Contact the Transfer Agent (Nationwide call toll-free 800-866-9532) for additional information about the shareholder services described below.


         Automatic Withdrawal Plan
         -------------------------

         If the shares in an account have a value of at least $5,000, the shareholder may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Funds while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         Tax-Deferred Retirement Plans
         -----------------------------

         Shares of either Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans
         --------------------

         Shares of either Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

         Automatic Investment Plan
         -------------------------

         Shareholders may make automatic monthly investments in either Fund from their bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. A shareholder's depository institution may impose its own charge for debiting an account which would reduce the return from an investment in the Funds.

         Reinvestment Privilege
         ----------------------

         If a shareholder has redeemed shares of either Fund, he or she may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------

         Shareholders may redeem shares of either Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and the account number. The request must be signed exactly as the shareholder's name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, the shareholder's signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         Shareholders may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. Shareholders will receive the net asset value per share next determined after receipt by the Transfer Agent of the wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         If the instructions request a redemption by wire, the shareholder will be charged a $9 processing fee by the Funds' custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in the shareholder's account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, shareholders may purchase shares of the Funds by certified check or wire.

         The Trust and the Transfer Agent will consider all written and verbal instructions as authentic and will not be responsible for the processing of exchange instructions received by telephone which are reasonably believed to be genuine or the delivery or transmittal of the redemption proceeds by wire. The affected shareholders will bear the risk of any such loss. The privilege of exchanging shares by telephone is automatically available to all shareholders. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require shareholders to close an account if at any time the value of the shares in the account is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Trust may determine from time to time. After notification of the Trust's intention to close an account, the shareholder will be given thirty days to increase the value of the account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------


         Shares of either Fund may be exchanged for shares of the other series of the Trust at net asset value. Shareholders may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as the shareholder's name appears on the Trust's account records. Exchanges may also be requested by telephone. If a shareholder is unable to execute a transaction by telephone (for example, during times of unusual market activity), the shareholder should consider requesting the exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value after receipt of a request by the Transfer Agent.



         Exchanges may only be made for shares of funds then offered for sale in the shareholder's state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of fund shares, which may cause the shareholder to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus and more information about exchanges among the funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

         Each Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option  -    income  distributions  and capital gains
                            distributions reinvested in additional shares.

         Income Option -    income  distributions and short-term  capital  gains
                            distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option   -    income distributions and capital gains distributions
                            paid in cash.

The choice of option should be indicated on the application. If no option is specified on the application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If the Income Option or the Cash Option is selected and the U.S. Postal Service cannot deliver the checks or if the checks remain uncashed for six months, dividends may be reinvested in the account at the then-current net asset value and the account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

         An investor who has received in cash any dividend or capital gains distribution from either Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----


         Each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income and from net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Funds from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long the shareholder has held Fund shares. Dividends distributed by the Funds from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

         Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by a Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Funds are taxable events on which a shareholder may realize a gain or loss.



         The Funds will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions. Shareholders should consult their tax advisers about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUNDS
----------------------

         The Funds are diversified series of the Lake Shore Family of Funds, an open-end management investment company organized as an Ohio business trust on September 3, 1997. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.


     The Trust retains Lake Shore Fund Group, LLC (the "Adviser"),7824 Laurel Avenue, Cincinnati, Ohio to manage the Funds' investments. The controlling shareholders of the Adviser are Earl V. (Buck) Newsome, Jr. and Gregory J. Bauer. The Adviser has not previously provided investment advisory services to a registered investment company. Each Fund pays the Adviser a fee for its services equal to the annual rate of 1.00% the average value of its daily net assets. As of the date of this Prospectus, Suzanne K. Meyers Trustee, Suzanne K. Meyers Trust, dtd 4/10/92, 5080 Squirrel Bend, Columbus, Ohio 43220, is the sole shareholder of each Fund.

     Earl V. (Buck) Newsome, Jr., Gregory J. Bauer and Robert A. McLaughlin are primarily responsible for managing the portfolio of the Equity Fund and the Balanced Fund. Mr. Newsome co-founded the Adviser with Mr. Bauer in 1997. Mssrs. Newsome and Bauer also co-founded Cambridge Financial Group, Inc. ("Cambridge"), a registered investment adviser, in 1986. Mr. McLaughlin serves as Executive Vice President and a director of both the Adviser and Cambridge. Prior to joining Cambridge in 1996, he served as retirement system investment officer and assistant director of the Ohio Public Employees Retirement System.

         The Funds are responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Funds' shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Funds, fees and expenses of members of the Board of Trustees who are not employees or officers of the Adviser, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Funds may be a party and indemnification of the Trust's officers and Trustees with respect thereto.



        Countrywide Investments, Inc. (the "Underwriter"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. The Underwriter is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in residential mortgage lending.

         The Trust retains Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354, an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Funds' transfer agent, dividend paying agent and shareholder servicing agent.

         The Transfer Agent also provides accounting and pricing services to the Funds. The Transfer Agent receives a monthly fee from each Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.


         In  addition,   the  Transfer   Agent  has  been  retained  to  provide
administrative services to the Funds. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. Each Fund pays the Transfer Agent a fee for these administrative services at the annual rate of .15% of the average value of its daily net assets up to $50 million, .125% of such assets from $50 million to $100 million and
 .10% of such assets in excess of $100 million; provided, however, that the minimum fee is $1,000 per month with respect to each Fund.



         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds. Subject to the requirements of the Investment Company Act of 1940 (the "1940 Act") and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Underwriter.

         Shares of each Fund have equal voting  rights and  liquidation  rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the 1940 Act or when the matter affects only the interests of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

DISTRIBUTION PLAN
-----------------

         Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a plan of distribution (the "Plan") under which the Funds may directly incur or reimburse the Underwriter or the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Funds' shares.

         The annual limitation for payment of expenses pursuant to the Plan is .25% of each Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by either Fund in accordance with its terms, that Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

         Pursuant to the Plan, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the GlassSteagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of shares of each of the Funds is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

         From time to time, each Fund may advertise its "average annual total return." Each Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of a Fund refers to the average annual compounded rates of return over the most recent 1,

5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. A Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by a Fund's "average annual total return" as described above.

         The "yield" of a Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's Fortune or Morningstar Mutual Fund Values. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Funds may also present their performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

LAKE SHORE FAMILY OF FUNDS
7824 Laurel Avenue
Cincinnati, Ohio 45202

Board of Trustees
-----------------
Gregory J. Bauer
Frank G. Doyle III
Francis A. Kovacs, Jr.
Ronald R. McAdams
Robert A. McLaughlin
Joseph P. Rouse
Ralph P. Schwartz
William N. Stratman

Investment Adviser
------------------
LAKE SHORE FUND GROUP, LLC
7824 Laurel Avenue
Cincinnati, Ohio 45243

Underwriter
-----------
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

Transfer Agent
--------------
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-866-9532

                                TABLE OF CONTENTS
                                                                            PAGE
EXPENSE INFORMATION.......................................................... 2
INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND RISK
         CONSIDERATIONS...................................................... 3
HOW TO PURCHASE SHARES....................................................... 9
SHAREHOLDER SERVICES.........................................................13
HOW TO REDEEM SHARES.........................................................14
EXCHANGE PRIVILEGE...........................................................16
DIVIDENDS AND DISTRIBUTIONS..................................................16
TAXES........................................................................17
OPERATION OF THE FUNDS.......................................................18
DISTRIBUTION PLAN............................................................20
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................22
PERFORMANCE INFORMATION......................................................22

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

LAKE SHORE FAMILY OF FUNDS                             ACCOUNT NO.     L____-_________________
Account Application (Check appropriate Fund)                               (For Fund Use Only)

o EQUITY FUND (L1)                 $______________     FOR BROKER/DEALER USE ONLY
o BALANCED FUND (L2)               $______________     Firm Name:_____________________________
Please mail account application to:                    Home Office Address:___________________
Countrywide Fund Services, Inc.                        Branch Address:________________________
P.O. Box 5354                                          Rep Name & No.:________________________
Cincinnati, Ohio 45201-5354                            Rep Signature:_________________________
-------------------------------------------------------------------------------------------------
o  Check or draft enclosed payable to the Fund(s) designated above ($1,000 minimum).

o  Bank Wire From:       ________________________________________________________________________

o  Exchange From:        ________________________________________________________________________
                                  (Fund Name)               (Fund Account Number)

ACCOUNT NAME                                                            S.S. #/Tax I.D.#
____________________________________________________________           _____________________________
Name of Individual, Corporation, Organization, or Minor, etc.          (In case of custodial account
                                                                        please list minors S.S.#)

                                                                        Citizenship:    o  U.S.
____________________________________________________________
Name of Joint Tenant, Partner, Custodian                                                o  Other

ADDRESS                                                                 PHONE

____________________________________________________________            (   )_______________________
Street or P.O. Box                                                      Business Phone

____________________________________________________________            (   )_______________________
City                 State                       Zip                    Home Phone

Check Appropriate Box:  o Individual  o Joint Tenant (Right of Survivorship Presumed) o Partnership
                        o Corporation  o Trust  o Custodial  o Non-Profit  o Other

Occupation and Employer Name/Address________________________________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No
--------------------------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER - Under penalties of perjury I certify that the Taxpayer Identification
Number listed above is my correct number.  Check box if appropriate:

o       I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the
        Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

o       I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer
        Identification Number to the Internal Revenue Service Center or Social Security
        Administration Office.  I understand that if I do not provide a Taxpayer Identification
        Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

o  Share Option  - Income distributions and capital gains distributions automatically reinvested in additional shares.
o  Income Option - Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
o  Cash Option   - Income distributions and capital gains distributions paid in cash.
                   o  By Check  o  By ACH to my bank checking or savings account.
                   Please attach a voided check.
--------------------------------------------------------------------------------------------------
REDUCED SALES CHARGES
Right of Accumulation:  I apply for Right of Accumulation subject to the Agents confirmation of the following holdings of the Lake Shore
                        Family of Funds.

           Account Number/Name                   Account Number/Name

______________________________________  ____________________________________

______________________________________  ____________________________________
Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)

o    I agree to the Letter of Intent in the current Prospectus of the Lake Shore
     Family of Funds. Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning
     ______________________  19 _______  (purchase date of not more than 90 days prior to this Letter) an aggregate amount in the Lake Shore Family of Funds at least equal to (check appropriate box):

              o $25,000                                   o $250,000
--------------------------------------------------------------------------------
SIGNATURES
By signature  below each investor  certifies  that he has received a copy of the
Funds'  current  Prospectus,  that he is of  legal  age,  and  that  he has full authority and legal  capacity for himself or the  organization  named below,  to make  this  investment  and to use the  options  selected  above.  The  investor appoints Countrywide Fund Services, Inc. as his agent to enter orders for shares whether by direct purchase or exchange,  to receive  dividends and distributions for automatic  reinvestment in additional  shares of the Funds for credit to the investor's account and to surrender forredemption  shares held in the investor's account in accordance with any of the procedures elected above or for payment of service  charges  incurred by the  investor.  The investor  further  agrees that
Countrywide  Fund  Services,  Inc.  can cease to act as such agent upon ten days notice in writing to the investor at the address  contained in this Application.
The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors  and assigns does hereby release  Countrywide
Fund Services,  Inc., Lake Shore Family of Funds,  Lake  Shore Fund Group,  LLC,
Countrywide Investments,  Inc., and their respective officers, employees, agents and  affiliates  from  any and all  liability  in the  performance  of the  acts instructed  herein  [provided  that such  entities  have  exercised  due care to determine that the instructions are genuine. Neither the Trust, Countrywide Fund
Services,  Inc., nor their  respective  affiliates  will be liable for complying with telephone  instructions  they  reasonably  believe to be genuine or for any loss,  damage,  cost or expense in acting on such  telephone  instructions.  The investor(s)  will bear the risk of any such loss. The Trust or Countrywide  Fund
Services,  Inc., or both,  will employ  reasonable  procedures to determine that telephone  instructions  are  genuine.  If the  Trust  and/or  Countrywide  Fund
Services,  Inc. do not employ such procedures,  the may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others,  requiring  forms  of  personal  identification  prior  to  acting  upon telephone  instructions,  providing  written  confirmation  of the  transactions and/or tape recording telephone instructions.] The Internal Revenue Service does not  require  your  consent to any  provision  of this  document  other than the certifications required to avoid backup withholding.


___________________________________       ______________________________________
   Signature of Individual Owner,           Signature of Joint Owner, if any
   Corporate Officer, Trustee, etc


___________________________________       ______________________________________
   Title of Corporate Officer,                            Date
       Trustee, etc.

     NOTE: Corporations, trusts and other organizations must complete the resolution form on the reverse side. Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.

AUTOMATIC  INVESTMENT  PLAN  (Complete  for  Investments  Into the  Fund(s))
The Automatic Investment Plan is available for all established accounts of the Lake Shore Family of Funds. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per    ABA Routing Number_____________________
month in the (check the appropriate
Fund.)                                   FI Account Number______________________

o  Equity Fund  o  Balanced  Fund
                                         o Checking Account  o Savings Account
__________________________________
Name of Financial Institution (FI)       Please make my automatic investment on:

                                         o  the last business day of each month
                                         o  the 15th day of each month
__________________________________
City                   State             o  both the 15th and last business day


X_________________________________      X_______________________________________
 (Signature of Depositor EXACTLY as       (Signature of Joint Tenant - if any)
  it appears on FI Records)

      (Joint Signatures are required when bank account is in joint names.
         Please sign exactly as signature appears on your FIs records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In  consideration of your  participation  in a plan which  Countrywide Fund
Services,  Inc. (Countrywide) has put into effect, by which amounts,  determined by your depositor, payable to the applicable Fund designated above, for purchase of shares of said Fund, are collected by Countrywide, Countrywide hereby agrees:
     Countrywide  will indemnify and hold you harmless from any liability to any person or persons  whatsoever  arising  out of the  payment by you of any amount drawn by the Funds to their own order on the account of your  depositor  or from any  liability  to any person  whatsoever  arising  out of the  dishonor  by you whether with or without cause or  intentionally  or  inadvertently,  of any such amount.  Countrywide will defend, at its own cost and expense,  any action which might be brought against you by any person or persons whatsoever because of your actions  taken  pursuant to the  foregoing  request or in any manner  arising by reason of your participation in this arrangement. Countrywide will refund to you any amount  erroneously  paid by you to the Funds if the claim for the amount of such  erroneous  payment is made by you  within six (6) months  from the date of such erroneous  payment;  your participation in this arrangement and that of the
Funds may be terminated by thirty (30) days' written notice from either party to the other.
--------------------------------------------------------------------------------
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))
This is an authorization for you to withdraw $____________from my mutual fund account beginning the last business day of the month of___________________.

Please Indicate Withdrawal Schedule (Check One):

o   Monthly--Withdrawals will be made on the last business day of each month.
o   Quarterly--Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
o Annually--Please make withdrawals on the last business day of the month of:_____________________.

Please Select Payment Method (Check One):

o Exchange: Please exchange the withdrawal proceeds into another account number: ____ ____ - ____ ____ ____ ____ ____ ____ - ____
o Check: Please mail a check for my withdrawal proceeds to the mailing address on this account.
o ACH Transfer: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
o Bank Wire: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

Please attach a voided       ___________________________________________________
check for ACH or bank wire      Bank Name       Bank Address

                             ___________________________________________________
                                Bank ABA#       Account #       Account Name

o Send to special payee (other than applicant): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee________________________________________________________

Please send to:______________________________________________________
                Street address      City         State         Zip
-------------------------------------------------------------------------------------
RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Lake
Shore Family of Funds (the Trust) and that
________________________________________________________________________________
is (are) hereby  authorized to complete and execute the Application on behalf of the  corporation  or  organization  and  to  take  any  action  for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER  RESOLVED:  That  any  one of the  above  noted  officers  is authorized to sign any documents necessary or appropriate to appoint Countrywide
Fund Services,  Inc. as redemption  agent of the corporation or organization for shares of the applicable  series of the Trust, to establish or acknowledge terms and  conditions  governing  the  redemption  of  said  shares  and to  otherwise implement the privileges elected on the Application.

                                  Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and Bylaws or other empowering documents of the


________________________________________________________________________________
                             (Name of Organization)

incorporated or formed under the laws of________________________________________
                                                         (State)


and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on________________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                       Name                            Title

          _____________________________      _____________________________

          _____________________________      _____________________________

          _____________________________      _____________________________

Witness   my   hand   and   seal   of   the    corporation    or    organization
this____________________________________day of_________________________________,
19_______.

______________________________     _____________________________________________
        *Secretary-Clerk              Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                           LAKE SHORE FAMILY OF FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 1998

                                   Equity Fund
                                  Balanced Fund


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Lake Shore Family of Funds dated _________, 1998. A copy of the Funds' Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 1-800-866-9532.

                       STATEMENT OF ADDITIONAL INFORMATION

                           Lake Shore Family of Funds
                               7824 Laurel Avenue
                             Cincinnati, Ohio 45243



                                TABLE OF CONTENTS


THE TRUST....................................................................  3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................  3

INVESTMENT LIMITATIONS.......................................................  7

TRUSTEES AND OFFICERS........................................................  9

THE INVESTMENT ADVISER....................................................... 12

THE UNDERWRITER.............................................................. 12

DISTRIBUTION PLAN............................................................ 13

SECURITIES TRANSACTIONS...................................................... 14

PORTFOLIO TURNOVER........................................................... 16

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE......................... 16

OTHER PURCHASE INFORMATION................................................... 16

TAXES........................................................................ 18

REDEMPTION IN KIND........................................................... 19

HISTORICAL PERFORMANCE INFORMATION........................................... 19

CUSTODIAN.................................................................... 21

AUDITORS .................................................................... 21

COUNTRYWIDE FUND SERVICES, INC............................................... 21

STATEMENTS OF ASSETS AND LIABILITIES......................................... 22

THE TRUST
---------

         The Lake Shore Family of Funds (the "Trust") was organized as an Ohio business trust on September 3, 1997. The Trust currently offers two series of shares to investors: the Equity Fund and the Balanced Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

         A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objectives and Policies") appears below:

         MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of either Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).


        COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or which, in the opinion of Lake Shore Fund Group, LLC (the "Adviser") is of equivalent investment quality. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid.



         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A-1 (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations").

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

         STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the holder received no interest payment in cash on the security during the year.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

INVESTMENT LIMITATIONS
----------------------

         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in each Fund. These limitations may not be changed with respect to either Fund without the affirmative vote of a majority of the out-standing shares of that Fund.

         1. BORROWING MONEY. The Fund will not borrow money, except from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

         2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

         3. MARGIN PURCHASES. The Fund will not purchase any securities or evidences of interest thereon on "margin" (except such short-term credits as are necessary for the clearance of transactions).

         4. OPTIONS. The Fund will not purchase or sell puts, calls, options, futures, straddles, commodities or commodities futures contracts.

         5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except that a Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate.

         6. SHORT SALES. The Fund will not make short sales of securities, or maintain a short position, other than short sales "against the box."

         7. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

         8. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         9. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

         10. CONCENTRATION. The Fund will not invest 25% or more of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

         11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

         12. SENIOR SECURITIES. The Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities.

         13. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

         With respect to the percentages adopted by the Trust as maximum limitations on each Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

         The Trust does not intend to pledge, mortgage or hypothecate the assets of any Fund. The Fund does not intend to make short sales of securities "against the box" as described in investment limitation 6. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

         The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.

                                                                Estimated Annual
                                                                 Compensation
Name                               Age       Position Held       from the Trust
----                               ---       -------------       --------------
*Gregory J. Bauer                  44        Chairman/Trustee      $      0
+Frank G. Doyle III                53        Trustee                  1,000
+Francis A. Kovacs, Jr.            44        Trustee                  1,000
 Ronald R. McAdams                 61        Trustee                  1,000
*Robert A. McLaughlin              58        Trustee                      0
*Joseph P. Rouse                   53        Trustee                  1,000
+Ralph P. Schwartz                 53        Trustee                  1,000
+William N. Stratman               55        Trustee                  1,000
 Earl V.(Buck) Newsome, Jr.        41        President                    0
 Robert G. Dorsey                  40        Vice President               0
 Mark J. Seger                     35        Treasurer                    0
 John F. Splain                    41        Secretary                    0

* Messrs. Newsome, Bauer, McLaughlin, and Rouse are "interested persons" of the Trust within the meaning of Section 2(a) (19) of the Investment Company Act of 1940.


+  Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:


     GREGORY J.BAUER, 1650 Lake Shore Drive, Suite 280, Columbus, Ohio 43204, is Chairman of Lake Shore Fund Group, LLC (the investment adviser to the Trust). He is also Chairman and Managing Director of Cambridge Financial Group, Inc., a registered investment adviser.

     FRANK G. DOYLE III, 8041 Hosbrook Road, Suite 200, Cincinnati, Ohio 45236, owns Preferred Business Services, which leases office space and provides secretarial support for its clients and AD Mail, a direct mail service company.

     FRANCIS A. KOVACS, JR., 155 East Broad Street, 16th Floor, Columbus, Ohio 43215, is a partner of Coolidge, Wall, Womsley & Lombard Co., L.P.A. Previously, he was a partner of Schottenstein, Zox & Dunn.

     ROBERT A. MCLAUGHLIN, 1650 Lake Shore Drive, Suite 280, Columbus, Ohio 43204, is Executive Vice President of Lake Shore Fund Group, LLC. He is also Executive Vice President and a director of Cambridge Financial Group, Inc. Mr. McLaughlin previously served as retirement system investment officer and assistant director of the Ohio Public Employees Retirement System.

     RONALD R. MCADAMS, 2371 Cliff Road, North Bend, Ohio 45052, is the President of Pave Prep Corp., which manufactures and sells paving and roofing products.

     JOSEPH P. ROUSE, 1800 Provident Tower, One East Fourth Street, Cincinnati, Ohio 45202, is a partner of Keating, Muething & Klekamp, a law firm.

     RALPH P. SCHWARTZ, 2289 West Centerville Road, Dayton, Ohio 45459, is a self-employed certified public accountant.

     WILLIAM N. STRATMAN, 7949 Graves Road, Cincinnati, Ohio 45243, is a co-owner of the Mariners Inn banquet halls. Previously, he owned The Bohlenger Engraving Company.

     EARL V. (BUCK) NEWSOME, JR., 7824 Laurel Avenue, Cincinnati, Ohio 45243 is President of Lake Shore Fund Group, LLC. He is also the President of Cambridge Financial Group, Inc.

     ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio 45202, is President and Treasurer of Countrywide Fund Services, Inc. (a registered transfer agent) and Treasurer of Countrywide Investments, Inc. (a registered broker-dealer and investment adviser and the Trust's principal underwriter) and Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide Fund Services, Inc. and Countrywide Investments, Inc.). He is also Vice President of Brundage, Story and Rose Investment Trust, PRAGMA Investment Trust, Markman MultiFund Trust, Dean Family of Funds, The New York State Opportunity Funds, Maplewood Investment Trust and Assistant Vice President of Interactive Investments, Schwartz Investment Trust, The Tuscarora Investment Trust, Williamsburg Investment Trust and The Gannett Welsh & Kotler Funds (all of which are registered investment companies).

     MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio 45202, is Vice President of Countrywide Financial Services, Inc. and Vice President and Chief Operating Officer of Countrywide Fund Services, Inc. He is also Treasurer of Countrywide Investment Trust, Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust,
PRAGMA Investment Trust, Williamsburg Investment Trust, The New York State Opportunity Funds, Maplewood Investment Trust and Dean Family of Funds and Assistant Treasurer of Interactive Investments, Schwartz Investment Trust, The Tuscarora Investment Trust and The Gannett Welsh & Kotler Funds.

     JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio 45202, is Secretary and General Counsel of Countrywide Fund Services, Inc., Countrywide Investments, Inc. and Countrywide Financial Services, Inc. He is also Secretary of Countrywide Investment Trust, Countrywide Tax-Free Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, Williamsburg Investment Trust, and Maplewood Investment Trust and Assistant Secretary of PRAGMA Investment Trust, Dean Family of Funds, Interactive Investments, Schwartz Investment Trust, The New York State Opportunity Funds and The Gannett Welsh & Kotler Funds.

     Each Trustee who is not an employee or officer of the Adviser will receive a $250 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

THE INVESTMENT ADVISER
----------------------


     Lake Shore Fund Group, LLC (the "Adviser") is the Funds' investment manager. Earl V. (Buck) Newsome, Jr. and Gregory J. Bauer are the controlling shareholders of the Adviser. Mr. Newsome and Mr. Bauer, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.



     Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser manages the Funds' investments. Each Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets.



     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, member, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Trust's advisory agreement will remain in force until __________, 2000 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.



THE UNDERWRITER
---------------

         Countrywide Investments, Inc. (the "Underwriter") is the principal underwriter of the Funds and, as such, is the exclusive agent for distribution of shares of the Funds. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

         The Underwriter currently allows concessions to dealers who sell shares of the Funds. The Underwriter receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Funds. The Underwriter retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. The Underwriter bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution.

         The Funds may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

DISTRIBUTION PLAN
-----------------


         As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of each Fund.

         The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated by either Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of such Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of their ownership of shares of the Adviser, Earl V. (Buck) Newsome, Jr. and Gregory J. Bauer may each be deemed to have a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------

         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Funds may attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer.

         The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

         The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Underwriter and other affiliates of the Trust or the Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Underwriter nor affiliates of the Trust or the Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

         Code of Ethics. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser. No employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee, is being considered for purchase or sale by any Fund.

PORTFOLIO TURNOVER
------------------

         A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that each Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

         Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

         The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of each Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------

         The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of shares of the Funds is set forth below.

         Right of Accumulation. A "purchaser" (as defined in the Prospectus) of shares of a Fund has the right to combine the cost or current net asset value
(whichever is higher) of his existing shares of any Fund in the Lake Shore Family of Funds with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify Countrywide Fund Services, Inc. (the

"Transfer Agent") that an investment qualifies for a reduced sales load. The reduced sales load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

         Letter of Intent. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in any Fund in the Lake Shore Family of Funds within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales load). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

         Other Information. The Trust does not impose a sales load or imposes a reduced sales load in connection with purchases of shares of the Funds made under the reinvestment privilege or the purchases described in the "Reduced Sales Load" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Underwriter. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         Each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and
(ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 75% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carries forward. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

         From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                P (1 + T)n = ERV
Where:
P   =             a hypothetical initial payment of $1,000
T   =             average annual total return
n   =             number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

         The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "non-standardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, each of the Funds may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                           Yield = 2[(a-b/cd +1)6 -1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         Lipper Mutual Fund Performance Analysis measures total return for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. In addition, the Funds may use comparative performance information appearing in relevant indices, including the Standard & Poor's 500 Index (the "S&P 500 Index") and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

CUSTODIAN
---------

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Funds' investments. Star Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------


     The firm of Joseph Decosimo and Company, PLL, 221 E.4th Street, Suite 2727, Cincinnati, Ohio 45202, has been selected as independent auditors for the Trust for the fiscal year ending December 31, 1998. Joseph Decosimo and Company performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.


COUNTRYWIDE FUND SERVICES, INC.
------------------------------

     The Trust's transfer agent, Countrywide Fund Services, Inc. (the "Transfer Agent"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives for its services as transfer agent a fee at an annual rate of $20 per account from each of the Funds, provided, however, that the minimum fee is $1,200 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         The Transfer Agent also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, each Fund will pay the Transfer Agent a fee in accordance with the following schedule:

          Average Monthly Net Assets                 Monthly Fee
          --------------------------                 -----------
          $      0 - $ 50,000,000                      $2,000
        50,000,000 -  100,000,000                       2,500
       100,000,000 -  200,000,000                       3,000
       200,000,000 -  300,000,000                       4,000
              Over    300,000,000                       5,000 + .001%  of
                                                        average monthly
                                                        net assets

In addition, each Fund pays all costs of external pricing services.

         The Transfer Agent also provides administrative services to the Funds. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $50 million,
 .125% of such assets from $50 million to $100 million and .10% of such assets in excess of $100 million, provided, however, that the minimum fee is $1,000 per month for each Fund.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------



         The Funds' Statements of Assets and Liabilities as of December 23, 1997, which have been audited by Joseph Decosimo and Company, PLL, are attached to this Statement of Additional Information.

                                   EQUITY FUND

                                  BALANCED FUND

                                       OF

                           LAKE SHORE FAMILY OF FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES

                                      AS OF

                                DECEMBER 23, 1997



                                  TOGETHER WITH

                                AUDITORS' REPORT

                                JOSEPH DECOSIMO
                                  AND COMPANY

                          CERTIFIED PUBLIC ACCOUNTANTS

             AN OHIO REGISTERED PARTNERSHIP HAVING LIMITED LIABILITY
--------------------------------------------------------------------------------

Private Companies Practice Section  Member AICPA Division of CPA Firms  SEC Practice Section


                       REPORT OF INDEPENDENT ACCOUNTANT

To the Shareholder of Lake Shore Equity Fund
 and Lake Shore Balanced Fund
The Trustees of Lake Shore Family of Funds

We have audited the accompanying statements of assets and liabilities of Lake Shore Equity Fund and Lake Shore Balanced Fund (the Funds), both series of Lake Shore Family of Funds (the Trust), as of December 23, 1997. These statements of assets and liabilities are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and signficant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. We believe that our audits of the statements of assets and liabilities provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of Lake Shore Equity Fund and Lake Shore Balanced Fund as of December 23, 1997, in conformity with generally accepted accounting principles.






Cincinnati, Ohio                        /s/ Joseph Decosimo and Company, PLL
                                        ------------------------------------
December 23, 1997

                           LAKE SHORE FAMILY OF FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 23, 1997
--------------------------------------------------------------------------------




                                                       LAKE SHORE     LAKE SHORE
                                                         Equity        Balanced
                                                          Fund           Fund

ASSETS
     Cash                                              $ 99,000       $  1,000
     Organization Costs                                  22,500         22,500
                                                        -------         ------

          TOTAL ASSETS                                  121,500         23,500

LIABILITIES
     Accrued Organization Costs                          22,500         22,500
                                                        -------        -------

NET ASSETS FOR SHARES OF BENEFICIAL
  INTEREST OUTSTANDING                                 $ 99,000       $  1,000
                                                        =======        =======

Commons Shares - no par value
Authorized - unlimited  for both funds
Issued and Outstanding - 9,000 Lake Shore
Equity Fund and 100 Lake Shore Balanced Fund              9,900            100
                                                        =======        =======

Net Asset Value, Offering Price and
  Redemption Price per Share                           $  10.00       $  10.00
                                                        =======        =======







The accompanying notes are an integral part of these statements of assets and liabilities.

                           LAKE SHORE FAMILY OF FUNDS

                 NOTES TO STATEMENTS OF ASSETS AND LIABILITIES

                               December 23, 1997
--------------------------------------------------------------------------------


(1) Lake Shore Family of Funds (the Trust) is a diversified open-end investment company established as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust has established two series to date, the Lake Shore Equity Fund and the Lake Shore Balanced Fund (the Funds). The Funds have had no operations except for the initial issuance of shares. On December 23, 1997, 9,900 shares of the Lake Shore Equity Fund and 100 shares of the Lake Shore Balanced Fund were issued for cash at $10.00 per share.

(2) Costs incurred in connection with the organization of the Trust and the initial offering of shares are estimated to be $45,000, which includes $40,000 paid to Countrywide Fund Services, Inc., the Funds' administrator. These costs have been paid by Lake Shore Fund Group, LLC (the Adviser). Upon commencement of the public offering of shares of the Funds, each Fund will reimburse the Adviser for an equal share of such costs, with that amount being capitalized and amortized to operations on a straight-line basis over five years. As of December 23, 1997, all outstanding shares of the funds were held by an affiliate of the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the intial shares of the Funds are redeemed below the required minimum initial capitalization of $100,000 by any holder thereof any any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required minimum initial capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Advisory Agreement, the Plan of Distribution, Administration Agreement, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

                           LAKE SHORE FAMILY OF FUNDS

PART C.           OTHER INFORMATION
------            -----------------

Item 24.          Financial Statements and Exhibits
-------           ---------------------------------


         (a)      (i)        Financial Statements included in Part A:

                             None

                  (ii)       Financial Statements included in Part B:

                             Statements of Assets and Liabilities,
                             December 23, 1997

                             Notes to Financial Statements

                             Report of Independent Accountant

         (b)      Exhibits

                  (1)             Agreement and Declaration of Trust*

                  (2)             Bylaws*

                  (3)             Inapplicable

                  (4)             Inapplicable

                  (5) Form of Advisory Agreement with Lake Shore Fund Group, LLC for the Equity Fund and the Balanced Fund*

                  (6) Form of Underwriting Agreement with Countrywide Investments, Inc.*

                  (7)             Inapplicable

                  (8)             Form of Custody Agreement with Star Bank,
                                  N.A.*

                  (9)(i) Form of Administration Agreement with Countrywide Fund Services, Inc.*

                     (ii) Form of Accounting Services Agreement with Countrywide Fund Services, Inc.*

                     (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*

                  (10)            Opinion and Consent of Counsel

                  (11)            Consent of Independent Accountants

                  (12)            Inapplicable

                  (13)            Agreement Relating to Initial Capital

                  (14)            Inapplicable

                  (15)            Form of Plan of Distribution Pursuant to Rule
                                  12b-1*

                  (16)            Inapplicable

                  (17    (i)      Financial Data Schedule for the Equity Fund
                        (ii)      Financial Data Schedule for the Balanced
                                  Fund

                  (18)            Inapplicable
--------------------------------------

* Incorporated by reference to the Trust's initial registration statement on form N1-A.


Item 25.          Persons Controlled by or Under Common Control with
-------           --------------------------------------------------
                  Registrant.
                  ----------

                  After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.



Item 26.          Number of Holders of Securities.
-------           -------------------------------

                  As of December 23, 1997, there is one holder of the shares of beneficial interest of the Registrant.


Item 27.          Indemnification
-------           ---------------

                  Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                           "Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code
                    Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, Lake Shore Fund Group, LLC (the "Adviser") and Countrywide Investments, Inc. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

               The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under this Agreement or breach of its duty or of its obligations hereunder.

Item 28.  Business and Other Connections of the Investment Adviser
-------   --------------------------------------------------------

                  (a) The Adviser is a registered investment adviser, providing investment advisory services to the Registrant. The Adviser has not previously provided investment advisory services to a registered investment company.

                  (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                           (i) Earl V. (Buck) Newsome, Jr. - President and a controlling shareholder of the Adviser. President of the Trust.
                                    President and a controlling shareholder of Cambridge Financial Group, Inc.

                           (ii)     Gregory  J.   Bauer  -   Chairman   and  a
                                    controlling shareholder of the Adviser.
                                    Chairman of the Board of Trustees of the Trust.
                                    Chairman, Managing Director and a
                                    controlling shareholder of Cambridge
                                    Financial Group, Inc.

                           (iii) Robert A. McLaughlin - Executive Vice President and a director of the Adviser.
                                    A Trustee of the Trust.
                                    Executive Vice President and a director of Cambridge Financial Group, Inc.



Item 29.  Principal Underwriters
-------   ----------------------

                  (a) Countrywide Investments, Inc. also acts as underwriter for the three investment companies comprising the Countrywide Funds, namely Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.


                                                Position         Position
                                                  with             with
                  (b)      Name                 Underwriter      Registrant
                           ----                 -----------      ----------

                           Angelo R. Mozilo      Chairman of        None
                                                 the Board
                                                 and Director

                           Andrew S. Bielanski   Director           None

                           Thomas H. Boone       Director           None

                           Marshall M. Gates     Director           None

                           Robert H. Leshner     President          None
                                                 and Director

                           Sharon L. Karp        Vice President     None

                           Maryellen Peretzky    Vice President     None

                           Susan F. Flischel     Vice President-    None
                                                 Investments

                           John F. Splain        Secretary and      Secretary
                                                 General Counsel

                           Robert G. Dorsey      Treasurer          Vice
                                                                    President

                           John J. Goetz         Chief Investment   None
                                                 Officer

                           Terrie A. Wiedenheft  Chief Financial    None
                                                 Officer

                           Scott D. Weston       Assistant Vice     None
                                                 President-
                                                 Investments

                           Michele M. Hawkins    Assistant          None
                                                 Vice President

                           Elizabeth A. Santen   Assistant          None
                                                 Secretary

                           The address of all of the above-named persons is 312 Walnut Street, Cincinnati, Ohio 45202.


                  (c)      Inapplicable


Item 30. Location of Accounts and Records
-------  --------------------------------

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 7824 Laurel Avenue, Cincinnati, Ohio 45243 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.


Item 31.  Management Services Not Discussed in Parts A or B
-------   -------------------------------------------------
                  Inapplicable

Item 32.  Undertakings
-------   ------------

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                  (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio, on the 5th day of January, 1998.


                                            LAKE SHORE FAMILY OF FUNDS



                                            By:/s/ Gregory J. Bauer
                                               -------------------------------
                                               Gregory J. Bauer
                                               Chairman


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                    Title             Date
         ---------                    -----             ----


/s/ Gregory J. Bauer                  Chairman         January 5, 1998
------------------------------        and Trustee
Gregory J. Bauer

                                      Treasurer        January 5, 1998
/s/ Mark J. Seger
------------------------------
Mark J. Seger


                                      Trustee      By: /s/Cassandra M. Wambaugh
------------------------------                         ------------------------
Frank G. Doyle III*                                    Cassandra M. Wambaugh
                                                       Attorney-in-fact*
                                                       January 5, 1998
                                      Trustee
------------------------------
Francis A. Kovacs, Jr.*


                                      Trustee
------------------------------
Ronald R. McAdams*


                                      Trustee
------------------------------
Robert A. McLaughlin*

                                      Trustee
------------------------------
Joseph P. Rouse*


                                      Trustee
------------------------------
Ralph P. Schwartz*


                                      Trustee
------------------------------
William N. Stratman*

                                INDEX TO EXHIBITS


(1)               Agreement and Declaration of Trust*

(2)               Bylaws*

(3)               Inapplicable

(4)               Inapplicable

(5)               Form of Advisory Agreement*

(6)               Form of Underwriting Agreement*

(7)               Inapplicable

(8)               Form of Custody Agreement*

(9)(i)            Form of Administration Agreement*

   (ii)           Form of Accounting Services Agreement*

   (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(10)              Opinion and Consent of Counsel

(11)              Consent of Independent Accountants

(12)              Inapplicable

(13)              Agreement Relating to Initial Capital

(14)              Inapplicable

(15)              Form of Plan of Distribution Pursuant to Rule 12b-1*

(16)              Inapplicable

(17)         (i)  Financial Data Schedule for the Equity Fund
            (ii)  Financial Data Schedule for the Balanced Fund

(18)              Inapplicable
----------------------------

* Incorporated by reference to the Trust's initial registration statement on form N1-A.